REIMBURSEMENT RIGHTS AND OBLIGATIONS - Reimbursement of AIC (Details) R$ in Thousands	1 Months Ended
	Feb. 28, 2022 installment	Jan. 31, 2022 BRL (R$) installment
Disclosure of non-adjusting events after reporting period [line items]
Reimbursable in installments	16
Reimbursement of AIC
Disclosure of non-adjusting events after reporting period [line items]
Reimbursable amount | R$		R$ 121,033
Reimbursable in installments		60
Borrowings, interest rate		111.00%